Related Parties Payable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of nature of relationship with related parties
Name	Relationship with the Group
Yan, Keyan	Co-chairman of the Board of Directors and interim Chief Financial Officer
Chen, Bizhen	Wife of Yan, Keyan
KBS International	Ex-shareholder of Hongri
Shishi City Lingxiu Hongri Knitwear Factory	Company owned by Chen, Bizhen
Sun, Lei	Chief Executive Officer
*	The Company entered into a lease arrangement for office space with this related party in 2010. The breakdown of the commitment to the lease is disclosed in note 34.
*	The Company entered into a lease arrangement for office space with this related party in 2010. The breakdown of the commitment to the lease is disclosed in note 34.

Schedule of significant balances between group and related parties
		As at December 31,
Name	Nature	2020	2019
Yan, Keyan	Borrowing of funds	826,422	560,165
Sun, Lei	Borrowing of funds	306,389	-
		1,132,811	560,165